Operating expenses - Schedule of Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (4,938)	€ (7,489)
Payroll costs (including share-based payments)	(6,729)	(6,430)
Depreciation, amortization, and provision expenses	(1,054)	(610)
Total R&D expenses	€ (12,721)	€ (14,529)